Property, Plant And Equipment (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Sep. 28, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 9,305	$ 9,202
Less accumulated depreciation	5,233	5,149
Net property, plant and equipment	4,072	4,053
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	99	100
Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,958	2,945
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,535	5,504
Land Improvements And Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	421	417
Buildings And Equipment Under Construction [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 292	$ 236